Income taxes	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income taxes

26. Income taxes

The income tax expense (recovery) reported in the consolidated statement of operations for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Current income tax expense (recovery)	$—	$(144)	$(336)
Deferred income tax expense (recovery)	118	(65)	111
Income tax expense (recovery) from continuing operations	118	(209)	(225)
Current income tax expense (recovery) from discontinued operations (note 6)	1	8	53
Deferred income tax expense (recovery) from discontinued operations (note 6)	—	—	(24)
Total income tax expense (recovery)	$119	$(201)	$(196)

The following table provides a reconciliation of the income tax expense (recovery) calculated at the combined statutory income tax rate to the income tax expense (recovery) for both continuing and discontinued operations, recognized in the consolidated statements of operations.

	2021	2020	2019
Net loss before tax from continuing operations	$(44,945)	$(49,230)	$(150,897)
Net income before tax from discontinued operations	57,277	(69,728)	(56,052)
Combined Canadian statutory income tax rate	26.5%	26.5%	26.6%
Income tax expense (recovery) at combined income tax rate	3,268	(31,524)	(55,048)

Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	1,658	33,238	31,962
Effect of tax rate differences in foreign subsidiaries	9,756	1,101	4,989
Non-deductible or taxable items	(6,149)	(157)	(696)
Change in tax rate	(5,354)	(1,455)	1,609
Non-deductible loss (taxable gain) on debt renegotiation	—	—	24,572
Research and development tax credit	(3,012)	(494)	(740)
Non-taxable gain on disposition of subsidiary (note 6)	—	(896)	(6,903)
Other	(48)	(14)	59
Income tax expense (recovery)	$119	$(201)	$(196)

The following table presents the deferred tax assets (recoveries) related to R&D expenditures at December 31, 2021 and 2020.

	2021	2020
Balance - beginning of year	$(572)	$(507)
Credited to profit and loss	118	(65)
Balance - end of year	$(454)	$(572)

Available temporary differences not recognized at December 31, 2021 and 2020 are as follows:

	2021	2020
Tax losses (non-capital)	$371,146	$569,542
Tax losses (capital)	185,085	305
Unused research and development expenses	25,170	84,556
Undeducted financing expenses	16,914	27,053
Interest expenses carried forward	22,616	32,475
Trade and other payable	22,592	1,640
Capital assets	4,575	3,392
Intangible assets	2,578	68,329
Start-up expense	1,908	5,358
Unrealized loss on exchange rate	—	5,430
Lease obligations	21,583	15,494
Other	51	1,071
	$674,218	$814,645

At December 31, 2021, the Company has non-capital losses of $439,706 of which $371,146 are available to reduce future taxable income for which the benefits have not been recognized. These non-capital losses expire at various dates from 2022 to 2041 except for the non-capital losses in the United Kingdom and US losses that arose after 2017 which do not expire. Capital losses arising in Canada can only be utilized to shelter future capital gains. At December 31, 2021, the Corporation also has federal unused research and development expenses of $33,283 (provincial $17,552), of which $31,570 are available to reduce future taxable income for which the benefits have not been recognized. These expenses can be carried forward indefinitely.

At December 31, 2021, the Corporation also has unused federal tax credits available to reduce future income tax in the amount of $8,980 expiring between 2024 and 2041. Those credits have not been recorded and no deferred income tax assets have been recognized in respect to those tax credits.

The unused non-capital losses expire as indicated in the table below:

	Canada		Foreign
At December 31, 2021	Federal	Provincial	Countries
Losses carried forward expiring in:
2027	$3,510	$3,495	$—
2028	—	—	$—
2029	—	—	—
2030	—	—	—
2031	—	—	—
2032	1,001	995	—
2033	4,610	4,606	—
2034	7,760	9,807	—
2035	12,565	12,563	—
2036	14,468	22,678	—
2037	7,393	7,394	—
2038	7,003	6,595	—
2039	26,441	26,305	—
2040	37,884	37,751	—
2041	39,933	39,904	—
	$162,568	$172,093	$—
Not expiring - UK	—	—	270,144
Not expiring - US (post 2017) 1)	—	—	2,821
	$162,568	$172,093	$272,965

1) US tax rules impose restrictions that will impact how $114,107 of losses are available to shelter income in future taxation years. As a result, approximately $111,286 of losses will no longer be available to the company and are not presented in the available tax loss table presented above.